Going Concern and Uncertainty	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Going Concern Note

NOTE 3 GOING CONCERN AND UNCERTAINTY

The Company has suffered recurring losses from operations since inception. In addition, the Company has yet to generate an internal cash flow from its business operations. These factors raise substantial doubt as to the ability of the Company to continue as a going concern.

Management’s plans with regard to these matters encompass the following actions: 1) to raise financing to enable it to continue its locate, explore and develop mineral properties as well as to generate working capital, and 2) to sell mineral properties that it has located, explored and developed by attempting to enter into joint ventures with, or to sell interests in any property it manages to develop to, a major mining company. The Company’s continued existence is dependent upon its ability to resolve its lack of liquidity and begin generating profits in its current business operations. However, the outcome of management’s plans cannot be ascertained with any degree of certainty. The accompanying financial statements do not include any adjustments that might result from the outcome of these risks and uncertainties.

NOTE 3 GOING CONCERN AND UNCERTAINTY

The Company has suffered recurring losses from operations since inception. In addition, the Company has yet to generate an internal cash flow from its business operations. These factors raise substantial doubt as to the ability of the Company to continue as a going concern.

Management’s plans with regard to these matters encompass the following actions: 1) to raise financing to enable it to continue its locate, explore and develop mineral properties as well as to generate working capital, and 2) to sell mineral properties that it has located, explored and developed by attempting to enter into joint ventures with, or to sell interests in any property it manages to develop to, a major mining company. The Company’s continued existence is dependent upon its ability to resolve its lack of liquidity and begin generating profits in its current business operations. However, the outcome of management’s plans cannot be ascertained with any degree of certainty. The accompanying financial statements do not include any adjustments that might result from the outcome of these risks and uncertainties.